Right-of-Use Assets and Lease Liabilities (Details) - Schedule future minimum lease fees $ in Thousands	Dec. 31, 2020 USD ($)
Schedule future minimum lease fees [Abstract]
First year	$ 2,363
Second through fifth years	4,650
After fifth year	1,304
Future minimum lease fees payables	$ 8,317